Business Combinations - Changes in Goodwill (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]
Purchase accounting adjustments to goodwill						$ (1,203,000)
Beginning Balance, Goodwill			2,290,330,000				122,680,000	140,398,000
Goodwill impairment charge	(76,723,000)	(5,826,000)	(5,826,000)	0	(76,723,000)	(8,752,000)
Additional goodwill recognized			1,652,546,000				28,005,000
Changes due to foreign currency translation						51,000	(377,000)
Ending Balance, Goodwill		$ 3,942,779,000	$ 3,942,779,000	$ 2,290,330,000		$ 140,404,000	$ 150,308,000	$ 140,398,000